Employee Benefits - Summary of Assumptions Used in Determining the Net Period Cost (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Puerto Rico [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	4.45%	3.61%	4.16%
Rate of future salary increases	2.75%	2.75%	3.50%
Percentage of increase in health care costs for the coming year	3.87%	3.57%	4.20%
Year to which this level will be maintained	N/A	N/A	N/A
Brazil [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	9.10%	10.18%	10.84%
Rate of future salary increases	4.00%	4.50%	4.85%
Percentage of increase in health care costs for the coming year	10.50%	11.00%	11.35%
Year to which this level will be maintained	2029	2028	2017
Mexico [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	11.81%	10.70%	10.70%
Rate of future salary increases	3.55%	4.50%	4.50%
Rate of increase of pensions	3.47%	3.83%	3.83%
Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	1.25%	1.00%	1.00%
Rate of future salary increases			3.00%
Rate of increase of pensions	1.60%	1.60%	1.60%
Europe [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee turnover rate	0.00%	0.00%	0.00%
Europe [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee turnover rate	1.51%	1.72%	1.88%
Europe [member] | Actuarial assumption rate one [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	1.75%	1.50%	1.50%
Rate of future salary increases	3.00%	3.00%	3.90%
Europe [member] | Actuarial assumption rate two [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	2.00%	2.00%	1.75%
Rate of future salary increases	3.50%	3.50%	4.40%
Europe [member] | Actuarial assumption rate three [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of future salary increases	4.40%	4.40%